Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Warrants and Rights Note Disclosure [Abstract]
Warrants

NOTE 5 - WARRANTS

For the three-month period ended March 31, 2019, 16,666 warrants were exercised, See NOTE 4 – SHAREHOLDERS’ EQUITY, none were granted or forfeited.

The Company’s outstanding and exercisable warrants as of March 31, 2019 are presented below:

	Number Outstanding	Weighted Average Exercise Price	Contractual Life in Years	Intrinsic Value
Warrants Outstanding as of December 31, 2018	2,880,141	$0.08	3.74	$782,385
Warrants granted	-	$-	-	-
Warrants forfeited	-	-	-	-
Warrants exercised	(16,666)	$0.01	-	-

Warrants Outstanding as of March 31, 2019	2,863,475	$0.08	3.32	$1,233,358

NOTE 6 - WARRANTS

In 2017, 87,500 warrants were issued related to common shares sold for cash (See Note 5). Likewise, 28,150 were issued for renewal of convertible debt (see Note 3) and 25,000 warrants were exercised. No warrants were forfeited in 2017.

In 2018, 161,538 warrants were issued related to common shares sold for cash (see Note 5), 10,000 were issued for renewal of convertible debt (see Note 3), 405,507 were issued related to the acquisition of Community Specialty Pharmacy, LLC, none were exercised and 435,000 were forfeited.

The following table summarizes the assumptions used to estimate the fair value of warrants granted during the years ended December 31, 2018 and 2017:

	2018	2017
Expected dividend yield	0%	0%
Weighted-average expected volatility	231-632%	200%
Weighted-average risk-free interest rate	2.55-2.75%	1.81-1.84%
Expected life of warrants	5-8 years	5 years

The Company’s outstanding and exercisable warrants as of December 31, 2018 and 2017 are presented below:

	Number Outstanding	Weighted Average Exercise Price	Contractual Life in Years	Intrinsic Value
Warrants Outstanding as of December 31, 2016	2,647,446	$0.24	4.24	$930,751
Warrants granted	115,650	$0.18	5.0	-
Warrants forfeited	-	-	-	-
Warrants exercised	(25,000)	$0.01	-	-

Warrants Outstanding as of December 31, 2017	2,738,096	$0.24	3.28	$937,567
Warrants granted	577,045	$0.02	7.11
Warrants forfeited	(435,000)	-	-	-
Warrants exercised	-	-	-	-

Warrants Outstanding as of December 31, 2018	2,880,141	$0.08	3.74	$782,385